Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Loans, Net of Current Maturities [Abstract]
Schedule of Linkage Terms and Interest Rates	Classified by linkage terms and interest rates, the total amount of the loans is as follows:
Loan currency	Weighted interest rate as of December 31, 2023	December 31,
	%	2023	2022

NIS	8.27%	$1,320	$1,880

Less - current maturities		(170)	(586)

		$1,150	$1,294

Schedule of Total Amount to be Paid by the Company	The total amount to be repaid by the Company is as follows:
December 31, 2023
Payment schedule
2024	170
2025	165
2026	130
2027	113
2028 - 2034 (*)	742
Total	$1,320
(*)	The total amount to be repaid by the Company every year from 2028 until 2034.
(**)	As of December 31, 2023, the Company and its subsidiaries had an unutilized short term credit line in the amount of $1,314, bearing an annual interest of 7.79%.